Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Expenses
General and administrative	$ 3,422	$ 3,894
Foreign exchange gain	(4)	(245)
Share of joint venture expenditures - Lion Battery	232	575
Stock based compensation expense	1,362	1,981
Operating expenses, total	5,012	6,205
Other Income
Other income	(436)	(584)
Loss for the year before income taxes	4,576	5,621
Deferred income tax expense	31	42
Net Loss	4,607	5,663
Items that may be subsequently reclassified to net loss: Currency translation adjustment	(2,622)	4,182
Comprehensive loss for the year	1,985	9,845
Net loss attributable to:
Shareholders of Platinum Group Metals Ltd.	4,607	5,663
Loss	4,607	5,663
Comprehensive loss attributable to:
Shareholders of Platinum Group Metals Ltd.	1,985	9,845
Comprehensive loss for the year	$ 1,985	$ 9,845
Basic loss per common share	$ 0.05	$ 0.06
Diluted loss per common share	$ 0.05	$ 0.06
Weighted average number of common shares outstanding: Basic	102,345,137	99,939,254
Weighted average number of common shares outstanding: Diluted	102,345,137	99,939,254